Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		$ 1,255	$ (4,644)	$ (1,433)
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		(182)	878	207
After-tax amount
Foreign currency translation adjustments		272	(603)	(376)
Total other comprehensive income (loss), net of tax	[1]	1,073	(3,766)	(1,226)
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		204	(455)	(313)
Total other comprehensive income (loss), Pre-tax amount		204	(455)	(313)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		68	(148)	(63)
Total other comprehensive income (loss), Tax (expense) benefit		68	(148)	(63)
After-tax amount
Other comprehensive income (loss), After-tax amount		272	(603)	(376)
Total other comprehensive income (loss), net of tax		272	(603)	(376)
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		1,100	(4,292)	(1,515)
Reclassification adjustment, Pre-tax amount		68	443	(5)
Total other comprehensive income (loss), Pre-tax amount		1,168	(3,849)	(1,520)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(271)	1,047	368
Reclassification adjustment, Tax (expense) benefit		(16)	(105)	1
Total other comprehensive income (loss), Tax (expense) benefit		(287)	942	369
After-tax amount
Other comprehensive income (loss), After-tax amount		829	(3,245)	(1,147)
Reclassification adjustment, After-tax amount		52	338	(4)
Total other comprehensive income (loss), net of tax		881	(2,907)	(1,151)
Defined benefit plans
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(107)	(400)	296
Foreign exchange adjustment		(1)	0	0
Reclassification adjustment, Pre-tax amount		(18)	68	113
Total other comprehensive income (loss), Pre-tax amount		(126)	(332)	409
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		32	94	(77)
Foreign exchange adjustment		0	0	0
Reclassification adjustment, Tax (expense) benefit		8	(12)	(25)
Total other comprehensive income (loss), Tax (expense) benefit		40	82	(102)
After-tax amount
Other comprehensive income (loss), After-tax amount		(75)	(306)	219
Foreign currency translation adjustments		(1)	0	0
Reclassification adjustment, After-tax amount		(10)	56	88
Total other comprehensive income (loss), net of tax		(86)	(250)	307
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		7	(16)	3
Reclassification adjustment, Pre-tax amount		2	8	(12)
Total other comprehensive income (loss), Pre-tax amount		9	(8)	(9)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(2)	4	0
Reclassification adjustment, Tax (expense) benefit		(1)	(2)	3
Total other comprehensive income (loss), Tax (expense) benefit		(3)	2	3
After-tax amount
Other comprehensive income (loss), After-tax amount		5	(12)	3
Reclassification adjustment, After-tax amount		1	6	(9)
Total other comprehensive income (loss), net of tax		6	(6)	(6)
Unrealized gain (loss) on cash flow hedges | Staff expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount		0	9	(12)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		0	(2)	3
After-tax amount
Reclassification adjustment, After-tax amount		0	7	(9)
Unrealized gain (loss) on cash flow hedges | Investment And Other Revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount		2	(1)	0
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		(1)	0	0
After-tax amount
Reclassification adjustment, After-tax amount		$ 1	$ (1)	$ 0

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,073 million for the year ended Dec. 31, 2023, $(3,753) million for the year ended Dec. 31, 2022 and $(1,228) million for the year ended Dec. 31, 2021.